Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.51%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	23,257	$501,421
Omnicom Group, Inc.	6,150	481,545
		982,966
Aerospace & Defense–2.14%
Arconic, Inc.	18,192	472,992
Boeing Co. (The)	1,297	493,470
General Dynamics Corp.	2,593	473,819
Huntington Ingalls Industries, Inc.	2,263	479,281
L3Harris Technologies, Inc.	2,375	495,520
Lockheed Martin Corp.	1,280	499,277
Northrop Grumman Corp.	1,354	507,466
Raytheon Co.	2,479	486,355
Textron, Inc.	9,614	470,701
TransDigm Group, Inc.	947	493,074
United Technologies Corp.	3,568	487,103
		5,359,058
Agricultural & Farm Machinery–0.20%
Deere & Co.	2,978	502,329
Agricultural Products–0.19%
Archer-Daniels-Midland Co.	11,837	486,146
Air Freight & Logistics–0.74%
C.H. Robinson Worldwide, Inc.	5,679	481,465
Expeditors International of Washington, Inc.	6,465	480,285
FedEx Corp.	2,830	411,963
United Parcel Service, Inc., Class B	4,017	481,317
		1,855,030
Airlines–0.94%
Alaska Air Group, Inc.	7,481	485,592
American Airlines Group, Inc.(b)	16,455	443,791
Delta Air Lines, Inc.	8,212	473,011
Southwest Airlines Co.	8,833	477,070
United Airlines Holdings, Inc.(c)	5,394	476,884
		2,356,348
Alternative Carriers–0.19%
CenturyLink, Inc.	38,205	476,798
Apparel Retail–0.77%
Gap, Inc. (The)	25,615	444,676
L Brands, Inc.	26,117	511,632
Ross Stores, Inc.	4,516	496,083
TJX Cos., Inc. (The)	8,710	485,495
		1,937,886
Shares		Value
Apparel, Accessories & Luxury Goods–1.36%
Capri Holdings Ltd.(c)	15,395	$510,498
Hanesbrands, Inc.	31,133	476,957
PVH Corp.	5,438	479,795
Ralph Lauren Corp.	4,819	460,070
Tapestry, Inc.	19,572	509,851
Under Armour, Inc., Class A(c)	12,054	240,357
Under Armour, Inc., Class C(c)	12,455	225,809
VF Corp.	5,448	484,817
		3,388,154
Application Software–1.58%
Adobe, Inc.(c)	1,770	488,962
ANSYS, Inc.(c)	2,322	513,998
Autodesk, Inc.(c)	3,210	474,117
Cadence Design Systems Inc.(c)	7,518	496,789
Citrix Systems, Inc.	5,136	495,727
Intuit, Inc.	1,857	493,851
salesforce.com, inc.(c)	3,220	477,977
Synopsys, Inc.(c)	3,659	502,198
		3,943,619
Asset Management & Custody Banks–1.72%
Affiliated Managers Group, Inc.	5,557	463,176
Ameriprise Financial, Inc.	3,342	491,608
Bank of New York Mellon Corp. (The)	10,507	475,021
BlackRock, Inc.	1,112	495,552
Franklin Resources, Inc.	16,477	475,526
Invesco Ltd.(d)	28,324	479,809
Northern Trust Corp.	4,981	464,827
State Street Corp.	8,059	477,012
T. Rowe Price Group, Inc.	4,143	473,338
		4,295,869
Auto Parts & Equipment–0.37%
Aptiv PLC	5,464	477,663
BorgWarner, Inc.	12,321	451,934
		929,597
Automobile Manufacturers–0.38%
Ford Motor Co.	52,153	477,722
General Motors Co.	12,682	475,321
		953,043
Automotive Retail–0.79%
Advance Auto Parts, Inc.	3,131	517,867
AutoZone, Inc.(c)	429	465,302
CarMax, Inc.(c)	5,690	500,720
O’Reilly Automotive, Inc.(c)	1,260	502,123
		1,986,012

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Biotechnology–1.74%
AbbVie, Inc.	6,989	$529,207
Alexion Pharmaceuticals, Inc.(c)	4,588	449,349
Amgen, Inc.	2,520	487,645
Biogen, Inc.(c)	2,088	486,128
Celgene Corp.(c)	5,026	499,082
Gilead Sciences, Inc.	7,408	469,519
Incyte Corp.(c)	6,447	478,561
Regeneron Pharmaceuticals, Inc.(c)	1,749	485,172
Vertex Pharmaceuticals, Inc.(c)	2,816	477,087
		4,361,750
Brewers–0.20%
Molson Coors Brewing Co., Class B	8,620	495,650
Broadcasting–0.55%
CBS Corp., Class B	11,246	454,001
Discovery, Inc., Class A(c)	5,602	149,181
Discovery, Inc., Class C(c)	12,797	315,062
Fox Corp., Class A	10,001	315,382
Fox Corp., Class B	4,582	144,516
		1,378,142
Building Products–0.97%
A.O. Smith Corp.	9,809	467,987
Allegion PLC	4,820	499,593
Fortune Brands Home & Security, Inc.	9,051	495,090
Johnson Controls International PLC	11,190	491,129
Masco Corp.	11,407	475,444
		2,429,243
Cable & Satellite–0.57%
Charter Communications, Inc., Class A(c)	1,157	476,823
Comcast Corp., Class A	10,512	473,881
DISH Network Corp., Class A(c)	13,977	476,196
		1,426,900
Casinos & Gaming–0.37%
MGM Resorts International	16,953	469,937
Wynn Resorts, Ltd.	4,213	458,037
		927,974
Commodity Chemicals–0.40%
Dow, Inc.	10,224	487,173
LyondellBasell Industries N.V., Class A	5,712	511,053
		998,226
Communications Equipment–0.99%
Arista Networks, Inc.(c)	2,013	480,946
Cisco Systems, Inc.	9,850	486,689
F5 Networks, Inc.(c)	3,523	494,700
Juniper Networks, Inc.	20,306	502,573
Motorola Solutions, Inc.	2,964	505,095
		2,470,003
Shares		Value
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	7,301	$503,696
Construction & Engineering–0.39%
Jacobs Engineering Group, Inc.	5,403	494,374
Quanta Services, Inc.	12,932	488,830
		983,204
Construction Machinery & Heavy Trucks–0.76%
Caterpillar, Inc.	3,683	465,200
Cummins, Inc.	2,984	485,407
PACCAR, Inc.	6,891	482,439
Wabtec Corp.	6,554	470,970
		1,904,016
Construction Materials–0.41%
Martin Marietta Materials, Inc.	1,866	511,471
Vulcan Materials Co.	3,338	504,839
		1,016,310
Consumer Electronics–0.20%
Garmin Ltd.	5,774	489,000
Consumer Finance–0.77%
American Express Co.(b)	4,134	488,969
Capital One Financial Corp.	5,248	477,463
Discover Financial Services	5,812	471,295
Synchrony Financial	14,418	491,510
		1,929,237
Copper–0.18%
Freeport-McMoRan, Inc.	45,803	438,335
Data Processing & Outsourced Services–2.53%
Alliance Data Systems Corp.	3,684	472,031
Automatic Data Processing, Inc.	3,084	497,819
Broadridge Financial Solutions, Inc.	3,972	494,236
Fidelity National Information Services, Inc.	3,764	499,709
Fiserv, Inc.(c)	4,803	497,543
FleetCor Technologies, Inc.(c)	1,686	483,511
Global Payments, Inc.	2,941	467,619
Jack Henry & Associates, Inc.	3,393	495,276
Mastercard, Inc., Class A	1,777	482,580
Paychex, Inc.	6,037	499,682
PayPal Holdings, Inc.(c)	4,605	477,032
Visa, Inc., Class A	2,779	478,016
Western Union Co. (The)	21,097	488,817
		6,333,871
Department Stores–0.56%
Kohl’s Corp.	9,351	464,371
Macy’s, Inc.	28,754	446,837
Nordstrom, Inc.	14,161	476,801
		1,388,009
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Distillers & Vintners–0.39%
Brown-Forman Corp., Class B	7,674	$481,774
Constellation Brands, Inc., Class A	2,414	500,374
		982,148
Distributors–0.39%
Genuine Parts Co.	4,994	497,353
LKQ Corp.(c)	15,052	473,385
		970,738
Diversified Banks–0.97%
Bank of America Corp.	16,335	476,492
Citigroup, Inc.	7,000	483,560
JPMorgan Chase & Co.	4,099	482,411
U.S. Bancorp	8,788	486,328
Wells Fargo & Co.	10,074	508,133
		2,436,924
Diversified Chemicals–0.19%
Eastman Chemical Co.	6,495	479,526
Diversified Support Services–0.41%
Cintas Corp.	1,997	535,396
Copart, Inc.(c)	6,023	483,827
		1,019,223
Drug Retail–0.19%
Walgreens Boots Alliance, Inc.	8,802	486,839
Electric Utilities–2.85%
Alliant Energy Corp.	9,509	512,820
American Electric Power Co., Inc.	5,383	504,333
Duke Energy Corp.	5,248	503,073
Edison International	6,851	516,702
Entergy Corp.	4,341	509,460
Evergy, Inc.	7,674	510,781
Eversource Energy	5,982	511,282
Exelon Corp.	10,425	503,632
FirstEnergy Corp.	10,403	501,737
NextEra Energy, Inc.	2,247	523,529
Pinnacle West Capital Corp.	5,294	513,889
PPL Corp.	15,959	502,549
Southern Co. (The)	8,196	506,267
Xcel Energy, Inc.	7,870	510,684
		7,130,738
Electrical Components & Equipment–0.78%
AMETEK, Inc.	5,433	498,858
Eaton Corp. PLC	5,634	468,467
Emerson Electric Co.	7,517	502,587
Rockwell Automation, Inc.	2,954	486,819
		1,956,731
Electronic Components–0.39%
Amphenol Corp., Class A	5,203	502,090
Shares		Value
Electronic Components–(continued)
Corning, Inc.	16,341	$466,045
		968,135
Electronic Equipment & Instruments–0.39%
FLIR Systems, Inc.	9,300	489,087
Keysight Technologies, Inc.(c)	4,949	481,290
		970,377
Electronic Manufacturing Services–0.37%
IPG Photonics Corp.(c)	3,367	456,565
TE Connectivity Ltd.	5,096	474,845
		931,410
Environmental & Facilities Services–0.60%
Republic Services, Inc.	5,788	500,951
Rollins, Inc.	14,268	486,111
Waste Management, Inc.	4,402	506,230
		1,493,292
Fertilizers & Agricultural Chemicals–0.75%
CF Industries Holdings, Inc.	9,874	485,801
Corteva, Inc.	16,362	458,136
FMC Corp.	5,412	474,524
Mosaic Co. (The)	21,759	446,059
		1,864,520
Financial Exchanges & Data–1.57%
Cboe Global Markets, Inc.	4,437	509,856
CME Group, Inc.	2,394	505,948
Intercontinental Exchange, Inc.	5,425	500,565
MarketAxess Holdings, Inc.	1,491	488,302
Moody’s Corp.	2,321	475,410
MSCI, Inc.	2,145	467,074
Nasdaq, Inc.	4,967	493,471
S&P Global, Inc.	1,970	482,611
		3,923,237
Food Distributors–0.20%
Sysco Corp.	6,295	499,823
Food Retail–0.19%
Kroger Co. (The)	18,788	484,355
Footwear–0.21%
NIKE, Inc., Class B	5,643	529,991
Gas Utilities–0.20%
Atmos Energy Corp.	4,491	511,480
General Merchandise Stores–0.59%
Dollar General Corp.	3,122	496,211
Dollar Tree, Inc.(c)	4,366	498,423
Target Corp.	4,563	487,830
		1,482,464
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Gold–0.19%
Newmont Goldcorp Corp.	12,761	$483,897
Health Care Distributors–0.77%
AmerisourceBergen Corp.	5,907	486,323
Cardinal Health, Inc.	10,220	482,282
Henry Schein, Inc.(c)	7,661	486,474
McKesson Corp.	3,432	469,017
		1,924,096
Health Care Equipment–3.16%
Abbott Laboratories	5,848	489,302
ABIOMED, Inc.(c)	2,643	470,163
Baxter International, Inc.	5,669	495,867
Becton, Dickinson and Co.	1,890	478,094
Boston Scientific Corp.(c)	11,762	478,596
Danaher Corp.	3,509	506,805
Edwards Lifesciences Corp.(c)	2,244	493,478
Hologic, Inc.(c)	9,938	501,770
IDEXX Laboratories, Inc.(c)	1,856	504,702
Intuitive Surgical, Inc.(c)	937	505,914
Medtronic PLC	4,493	488,030
ResMed, Inc.	3,727	503,555
Stryker Corp.	2,258	488,405
Teleflex, Inc.	1,484	504,189
Varian Medical Systems, Inc.(c)	4,198	499,940
Zimmer Biomet Holdings, Inc.	3,550	487,309
		7,896,119
Health Care Facilities–0.38%
HCA Healthcare, Inc.	3,817	459,643
Universal Health Services, Inc., Class B	3,230	480,463
		940,106
Health Care REITs–0.62%
HCP, Inc.	14,606	520,412
Ventas, Inc.	7,022	512,816
Welltower, Inc.	5,777	523,685
		1,556,913
Health Care Services–0.96%
Cigna Corp.	3,063	464,933
CVS Health Corp.	7,692	485,134
DaVita, Inc.(c)	7,966	454,620
Laboratory Corp. of America Holdings(c)	2,857	479,976
Quest Diagnostics, Inc.	4,705	503,576
		2,388,239
Health Care Supplies–0.60%
Align Technology, Inc.(c)	2,776	502,234
Cooper Cos., Inc. (The)	1,634	485,298
DENTSPLY SIRONA, Inc.	9,497	506,285
		1,493,817
Health Care Technology–0.20%
Cerner Corp.	7,263	495,119
Shares		Value
Home Furnishings–0.39%
Leggett & Platt, Inc.	11,697	$478,875
Mohawk Industries, Inc.(c)	3,921	486,479
		965,354
Home Improvement Retail–0.39%
Home Depot, Inc. (The)	2,105	488,402
Lowe’s Cos., Inc.	4,347	477,996
		966,398
Homebuilding–0.82%
D.R. Horton, Inc.	9,958	524,886
Lennar Corp., Class A	9,191	513,317
NVR, Inc.(c)	136	505,560
PulteGroup, Inc.	13,981	511,006
		2,054,769
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	28,455	491,987
Hotels, Resorts & Cruise Lines–0.92%
Carnival Corp.	9,749	426,129
Hilton Worldwide Holdings, Inc.	5,130	477,654
Marriott International, Inc., Class A	3,677	457,309
Norwegian Cruise Line Holdings Ltd.(c)	9,013	466,603
Royal Caribbean Cruises Ltd.	4,291	464,844
		2,292,539
Household Appliances–0.21%
Whirlpool Corp.	3,287	520,529
Household Products–1.01%
Church & Dwight Co., Inc.	6,846	515,093
Clorox Co. (The)	3,100	470,797
Colgate-Palmolive Co.	6,969	512,291
Kimberly-Clark Corp.	3,721	528,568
Procter & Gamble Co. (The)	4,035	501,874
		2,528,623
Housewares & Specialties–0.20%
Newell Brands, Inc.	26,697	499,768
Human Resource & Employment Services–0.19%
Robert Half International, Inc.	8,682	483,240
Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	1,688	486,330
Walmart, Inc.	4,196	497,981
		984,311
Independent Power Producers & Energy Traders–0.41%
AES Corp. (The)	31,212	510,004
NRG Energy, Inc.	12,801	506,920
		1,016,924
Industrial Conglomerates–0.77%
3M Co.	2,874	472,486
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Industrial Conglomerates–(continued)
General Electric Co.	52,767	$471,737
Honeywell International, Inc.	2,937	496,940
Roper Technologies, Inc.	1,370	488,542
		1,929,705
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	2,218	492,086
Linde PLC (United Kingdom)	2,564	496,698
		988,784
Industrial Machinery–2.13%
Dover Corp.	4,948	492,623
Flowserve Corp.	10,152	474,200
Fortive Corp.	7,037	482,457
IDEX Corp.	2,883	472,466
Illinois Tool Works, Inc.	3,083	482,458
Ingersoll-Rand PLC	3,963	488,281
Parker-Hannifin Corp.	2,703	488,189
Pentair PLC	13,024	492,307
Snap-on, Inc.	3,033	474,786
Stanley Black & Decker, Inc.	3,366	486,084
Xylem, Inc.	6,264	498,740
		5,332,591
Industrial REITs–0.41%
Duke Realty Corp.	15,276	518,926
Prologis, Inc.	5,845	498,111
		1,017,037
Insurance Brokers–0.80%
Aon PLC	2,581	499,604
Arthur J. Gallagher & Co.	5,665	507,414
Marsh & McLennan Cos., Inc.	4,943	494,547
Willis Towers Watson PLC	2,530	488,214
		1,989,779
Integrated Oil & Gas–0.58%
Chevron Corp.	4,056	481,041
Exxon Mobil Corp.	6,784	479,018
Occidental Petroleum Corp.	10,929	486,013
		1,446,072
Integrated Telecommunication Services–0.40%
AT&T, Inc.	13,000	491,920
Verizon Communications, Inc.	8,260	498,574
		990,494
Interactive Home Entertainment–0.58%
Activision Blizzard, Inc.	8,808	466,120
Electronic Arts, Inc.(c)	5,004	489,491
Take-Two Interactive Software, Inc.(c)	3,938	493,589
		1,449,200
Interactive Media & Services–0.76%
Alphabet, Inc., Class A(c)	196	239,343
Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc., Class C(c)	201	$245,019
Facebook, Inc., Class A(c)	2,621	466,748
TripAdvisor, Inc.(c)	12,073	466,984
Twitter, Inc.(c)	11,560	476,272
		1,894,366
Internet & Direct Marketing Retail–0.76%
Amazon.com, Inc.(c)	267	463,488
Booking Holdings, Inc.(c)	238	467,101
eBay, Inc.	12,219	476,297
Expedia Group, Inc.	3,724	500,543
		1,907,429
Internet Services & Infrastructure–0.40%
Akamai Technologies, Inc.(c)	5,450	498,021
VeriSign, Inc.(c)	2,610	492,324
		990,345
Investment Banking & Brokerage–0.94%
Charles Schwab Corp. (The)	11,297	472,554
E*TRADE Financial Corp.	10,876	475,172
Goldman Sachs Group, Inc. (The)	2,240	464,195
Morgan Stanley	10,912	465,615
Raymond James Financial, Inc.	5,657	466,476
		2,344,012
IT Consulting & Other Services–1.16%
Accenture PLC, Class A	2,520	484,722
Cognizant Technology Solutions Corp., Class A	7,660	461,630
DXC Technology Co.	15,071	444,595
Gartner, Inc.(c)	3,593	513,763
International Business Machines Corp.	3,417	496,900
Leidos Holdings, Inc.	5,742	493,123
		2,894,733
Leisure Products–0.20%
Hasbro, Inc.	4,114	488,291
Life & Health Insurance–1.37%
Aflac, Inc.	9,519	498,034
Globe Life, Inc.	5,168	494,888
Lincoln National Corp.	7,991	482,017
MetLife, Inc.	10,188	480,466
Principal Financial Group, Inc.	8,503	485,861
Prudential Financial, Inc.	5,486	493,466
Unum Group	16,555	492,015
		3,426,747
Life Sciences Tools & Services–1.36%
Agilent Technologies, Inc.	6,326	484,761
Illumina, Inc.(c)	1,637	498,008
IQVIA Holdings, Inc.(c)	3,255	486,232
Mettler-Toledo International, Inc.(c)	691	486,740
PerkinElmer, Inc.	5,686	484,277
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	1,655	$482,052
Waters Corp.(c)	2,122	473,694
		3,395,764
Managed Health Care–0.93%
Anthem, Inc.	1,946	467,235
Centene Corp.(c)	10,855	469,587
Humana, Inc.	1,793	458,416
UnitedHealth Group, Inc.	2,109	458,328
WellCare Health Plans, Inc.(c)	1,844	477,910
		2,331,476
Metal & Glass Containers–0.20%
Ball Corp.	6,775	493,288
Motorcycle Manufacturers–0.19%
Harley-Davidson, Inc.	13,443	483,545
Movies & Entertainment–0.55%
Netflix, Inc.(c)	1,675	448,263
Viacom, Inc., Class B	18,926	454,792
Walt Disney Co. (The)	3,569	465,112
		1,368,167
Multi-line Insurance–0.59%
American International Group, Inc.	8,602	479,131
Assurant, Inc.	3,941	495,857
Hartford Financial Services Group, Inc. (The)	8,170	495,184
		1,470,172
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(c)	2,317	481,982
Multi-Utilities–2.04%
Ameren Corp.	6,433	514,962
CenterPoint Energy, Inc.	16,510	498,272
CMS Energy Corp.	8,043	514,350
Consolidated Edison, Inc.	5,487	518,357
Dominion Energy, Inc.	6,303	510,795
DTE Energy Co.	3,836	510,034
NiSource, Inc.	16,971	507,772
Public Service Enterprise Group, Inc.	8,106	503,220
Sempra Energy	3,477	513,240
WEC Energy Group, Inc.	5,406	514,111
		5,105,113
Office REITs–0.79%
Alexandria Real Estate Equities, Inc.	3,251	500,784
Boston Properties, Inc.	3,749	486,095
SL Green Realty Corp.	6,012	491,481
Vornado Realty Trust	7,764	494,334
		1,972,694
Oil & Gas Drilling–0.19%
Helmerich & Payne, Inc.	11,886	476,272
Shares		Value
Oil & Gas Equipment & Services–0.94%
Baker Hughes, a GE Co., Class A	21,692	$503,254
Halliburton Co.	24,314	458,319
National Oilwell Varco, Inc.	21,606	458,047
Schlumberger Ltd.	13,233	452,172
TechnipFMC PLC (United Kingdom)	19,326	466,530
		2,338,322
Oil & Gas Exploration & Production–2.26%
Apache Corp.	20,248	518,349
Cabot Oil & Gas Corp.	26,201	460,352
Cimarex Energy Co.	10,277	492,679
Concho Resources, Inc.	6,699	454,862
ConocoPhillips	8,595	489,743
Devon Energy Corp.	19,658	472,971
Diamondback Energy, Inc.	5,094	458,002
EOG Resources, Inc.	6,207	460,684
Hess Corp.	7,794	471,381
Marathon Oil Corp.	38,806	476,150
Noble Energy, Inc.	19,681	442,035
Pioneer Natural Resources Co.	3,638	457,551
		5,654,759
Oil & Gas Refining & Marketing–0.82%
HollyFrontier Corp.	9,591	514,461
Marathon Petroleum Corp.	9,248	561,816
Phillips 66	4,795	491,008
Valero Energy Corp.	5,761	491,068
		2,058,353
Oil & Gas Storage & Transportation–0.59%
Kinder Morgan, Inc.	24,076	496,206
ONEOK, Inc.	6,616	487,533
Williams Cos., Inc. (The)	19,952	480,045
		1,463,784
Packaged Foods & Meats–2.40%
Campbell Soup Co.	10,648	499,604
Conagra Brands, Inc.	16,499	506,189
General Mills, Inc.	9,131	503,301
Hershey Co. (The)	3,316	513,947
Hormel Foods Corp.	11,475	501,802
JM Smucker Co. (The)	4,627	509,062
Kellogg Co.	7,778	500,514
Kraft Heinz Co. (The)	16,849	470,677
Lamb Weston Holdings, Inc.	6,830	496,678
McCormick & Co., Inc.	3,136	490,157
Mondelez International, Inc., Class A	9,113	504,131
Tyson Foods, Inc., Class A	5,803	499,870
		5,995,932
Paper Packaging–1.14%
Amcor PLC	48,224	470,184
Avery Dennison Corp.	4,206	477,675
International Paper Co.	11,519	481,725
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Paper Packaging–(continued)
Packaging Corp. of America	4,547	$482,437
Sealed Air Corp.	11,622	482,429
Westrock Co.	12,607	459,525
		2,853,975
Personal Products–0.40%
Coty, Inc., Class A	46,233	485,909
Estee Lauder Cos., Inc. (The), Class A	2,529	503,144
		989,053
Pharmaceuticals–1.95%
Allergan PLC	2,965	498,980
Bristol-Myers Squibb Co.	9,996	506,897
Eli Lilly and Co.	4,444	496,973
Johnson & Johnson	3,767	487,374
Merck & Co., Inc.	5,965	502,134
Mylan N.V.(c)	22,721	449,421
Nektar Therapeutics(c)(e)	24,507	446,395
Perrigo Co. PLC	8,807	492,223
Pfizer, Inc.	13,352	479,737
Zoetis, Inc.	4,072	507,331
		4,867,465
Property & Casualty Insurance–1.22%
Allstate Corp. (The)	4,654	505,797
Chubb Ltd.	3,099	500,303
Cincinnati Financial Corp.	4,363	509,031
Loews Corp.	9,701	499,407
Progressive Corp. (The)	6,780	523,755
Travelers Cos., Inc. (The)	3,367	500,639
		3,038,932
Publishing–0.19%
News Corp., Class A	25,491	354,835
News Corp., Class B	8,183	116,976
		471,811
Railroads–0.77%
CSX Corp.	6,800	471,036
Kansas City Southern	3,702	492,403
Norfolk Southern Corp.	2,704	485,801
Union Pacific Corp.	2,873	465,368
		1,914,608
Real Estate Services–0.19%
CBRE Group, Inc., Class A(c)	9,126	483,769
Regional Banks–2.71%
BB&T Corp.	9,288	495,701
Citizens Financial Group, Inc.	13,381	473,286
Comerica, Inc.	7,512	495,717
Fifth Third Bancorp	17,358	475,262
First Republic Bank	5,149	497,908
Huntington Bancshares, Inc.	33,413	476,803
KeyCorp	26,975	481,234
Shares		Value
Regional Banks–(continued)
M&T Bank Corp.	3,109	$491,129
People’s United Financial, Inc.	30,198	472,146
PNC Financial Services Group, Inc. (The)	3,537	495,746
Regions Financial Corp.	30,143	476,862
SunTrust Banks, Inc.	7,178	493,846
SVB Financial Group(c)	2,199	459,481
Zions Bancorp. N.A.	11,007	490,032
		6,775,153
Reinsurance–0.20%
Everest Re Group, Ltd.	1,921	511,159
Research & Consulting Services–0.78%
Equifax, Inc.	3,487	490,516
IHS Markit Ltd.(c)	7,261	485,615
Nielsen Holdings PLC	21,943	466,289
Verisk Analytics, Inc.	3,163	500,197
		1,942,617
Residential REITs–1.21%
Apartment Investment & Management Co., Class A	9,707	506,123
AvalonBay Communities, Inc.	2,379	512,270
Equity Residential	5,828	502,723
Essex Property Trust, Inc.	1,527	498,795
Mid-America Apartment Communities, Inc.	3,880	504,439
UDR, Inc.	10,353	501,913
		3,026,263
Restaurants–0.99%
Chipotle Mexican Grill, Inc.(c)	625	525,294
Darden Restaurants, Inc.	3,869	457,393
McDonald’s Corp.	2,348	504,139
Starbucks Corp.	5,446	481,535
Yum! Brands, Inc.	4,431	502,609
		2,470,970
Retail REITs–1.20%
Federal Realty Investment Trust	3,648	496,639
Kimco Realty Corp.	24,495	511,455
Macerich Co. (The)	14,830	468,480
Realty Income Corp.	6,785	520,274
Regency Centers Corp.	7,240	503,107
Simon Property Group, Inc.	3,200	498,080
		2,998,035
Semiconductor Equipment–0.59%
Applied Materials, Inc.	9,597	478,890
KLA-Tencor Corp.	3,277	522,518
Lam Research Corp.	2,091	483,251
		1,484,659
Semiconductors–2.44%
Advanced Micro Devices, Inc.(c)	16,059	465,550
Analog Devices, Inc.	4,229	472,506
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Semiconductors–(continued)
Broadcom, Inc.	1,697	$468,491
Intel Corp.	9,380	483,351
Maxim Integrated Products, Inc.	8,270	478,916
Microchip Technology, Inc.	5,187	481,924
Micron Technology, Inc.(c)	9,759	418,173
NVIDIA Corp.	2,708	471,382
Qorvo, Inc.(c)	6,357	471,308
QUALCOMM, Inc.	6,285	479,420
Skyworks Solutions, Inc.	5,999	475,421
Texas Instruments, Inc.	3,801	491,241
Xilinx, Inc.	4,682	449,004
		6,106,687
Soft Drinks–0.59%
Coca-Cola Co. (The)	9,082	494,424
Monster Beverage Corp.(c)	8,373	486,137
PepsiCo, Inc.	3,611	495,068
		1,475,629
Specialized Consumer Services–0.19%
H&R Block, Inc.	20,390	481,612
Specialized REITs–1.81%
American Tower Corp.	2,287	505,724
Crown Castle International Corp.	3,611	501,965
Digital Realty Trust, Inc.	3,969	515,216
Equinix, Inc.	917	528,926
Extra Space Storage, Inc.	4,244	495,784
Iron Mountain, Inc.	15,140	490,385
Public Storage	2,023	496,181
SBA Communications Corp.	2,023	487,846
Weyerhaeuser Co.	17,980	498,046
		4,520,073
Specialty Chemicals–1.36%
Albemarle Corp.(e)	7,113	494,496
Celanese Corp.	3,926	480,111
DuPont de Nemours, Inc.	6,701	477,848
Ecolab, Inc.	2,477	490,545
International Flavors & Fragrances, Inc.	3,870	474,810
PPG Industries, Inc.	4,128	489,209
Sherwin-Williams Co. (The)	909	499,832
		3,406,851
Specialty Stores–0.59%
Tiffany & Co.	5,014	464,447
Tractor Supply Co.	5,075	458,983
Ulta Beauty, Inc.(c)	2,171	544,161
		1,467,591
Steel–0.19%
Nucor Corp.	9,196	468,168
Systems Software–0.78%
Fortinet, Inc.(c)	6,280	482,053
Shares		Value
Systems Software–(continued)
Microsoft Corp.	3,589	$498,978
Oracle Corp.	9,169	504,570
Symantec Corp.	20,149	476,121
		1,961,722
Technology Distributors–0.22%
CDW Corp.	4,411	543,612
Technology Hardware, Storage & Peripherals–1.34%
Apple, Inc.	2,252	504,380
Hewlett Packard Enterprise Co.	32,170	488,019
HP, Inc.	25,830	488,704
NetApp, Inc.	8,712	457,467
Seagate Technology PLC	8,777	472,115
Western Digital Corp.	7,628	454,934
Xerox Holdings Corp.	15,991	478,291
		3,343,910
Tobacco–0.40%
Altria Group, Inc.	11,730	479,757
Philip Morris International, Inc.	6,746	512,224
		991,981
Trading Companies & Distributors–0.58%
Fastenal Co.	14,650	478,615
United Rentals, Inc.(c)	3,823	476,499
W.W. Grainger, Inc.	1,667	495,349
		1,450,463
Trucking–0.19%
J.B. Hunt Transport Services, Inc.	4,287	474,357
Water Utilities–0.20%
American Water Works Co., Inc.	4,065	504,995
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(c)	6,206	488,847
Total Common Stocks & Other Equity Interests (Cost $164,285,435)		243,725,295
Money Market Funds–2.35%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(f)	2,059,273	2,059,273
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(f)	1,470,689	1,471,130
Invesco Treasury Portfolio, Institutional Class, 1.79%(f)	2,353,454	2,353,454
Total Money Market Funds (Cost $5,883,785)		5,883,857
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $170,169,220)		249,609,152
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(f)(g)	621,825	621,825
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(f)(g)	207,213	$207,275
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $829,100)		829,100
TOTAL INVESTMENTS IN SECURITIES–100.19% (Cost $170,998,320)		250,438,252
OTHER ASSETS LESS LIABILITIES—(0.19)%		(480,800)
NET ASSETS–100.00%		$249,957,452
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(c)	Non-income producing security.
(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of September 30, 2019 represented less than 1% of the Fund’s Net Assets.

	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/19	Dividend Income
Invesco Ltd.	$524,213	$156,036	$(216,034)	$144,639	$(129,045)	$479,809	$20,321

(e)	All or a portion of this security was out on loan at September 30, 2019.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	41	December-2019	$6,105,925	$(33,577)	$(33,577)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$243,725,295	$—	$—	$243,725,295
Money Market Funds	6,712,957	—	—	6,712,957
Total Investments in Securities	250,438,252	—	—	250,438,252
Other Investments - Liabilities*
Futures Contracts	(33,577)	—	—	(33,577)
Total Investments	$250,404,675	$—	$—	$250,404,675

*	Unrealized appreciation (depreciation).
Invesco V.I. Equally-Weighted S&P 500 Fund